NON-CONTROLLING INTEREST (Details Narrative)	1 Months Ended	12 Months Ended
	Aug. 26, 2015	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Ownership interest, percentage	99.67%
Avino Mexico [Member]
Disclosure of detailed information about business combination [line items]
Ownership interest, percentage		99.67%	99.67%
Non-controlling interest		0.33%	0.33%